UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       03/31/07

Check here if Amendment [  ] ; Amendment Number:  ___
This Amendment (Check only one.):   [  ]  is a restatement
                                    [  ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976

Form 13F File Number:      28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:

Michael E. Leonetti  Buffalo Grove, IL    05/08/07

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               --------

Form 13F Information Table Entry Total:              39
                                               --------

Form 13F Information Table Value Total:        $119,335
                                               --------
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                FORM 13F INFORMATION TABLE

                                                            VALUE      SHARES/   SH/  PUT/  INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (X$1000)    PRN AMT   PRN  CALL  DSCRETN MANAGERS  SOLE   SHARED  NONE
----------------------------   --------------   --------- -----------  --------  ---  ----  ------- -------- ------  ------  ----
----------------------------------------------------------------------------------------------------------------------------------
Agco Corp                      COM              001084102        366      9900   SH         Sole                               9900
Brinker Intl Inc               COM              109641100        366     11200   SH         Sole                              11200
Brookdale Senior Living        COM              112463104       3734     83600   SH         Sole                              83600
Campbell Soup Co               COM              134429109       1200     30800   SH         Sole                              30800
Chaparral Steel Co             COM              159423102        355      6100   SH         Sole                               6100
Dean Foods Co                  COM              242370104       5892    126052   SH         Sole                             126052
Diamonds Trust                 UNIT SER 1       252787106       7984     64600   SH         Sole                              64600
El Paso Electric Co            COM              283677854       1165     44200   SH         Sole                              44200
Energen                        COM              29265n108        483      9500   SH         Sole                               9500
Exelon Corp                    COM              30161n101       2790     40600   SH         Sole                              40600
Firstenergy Corp               COM              337932107        609      9200   SH         Sole                               9200
General Dynamics Corp          COM              369550108       7416     97066   SH         Sole                              97066
Health Care SPDR               SBI HEALTHCARE   81369y209       2285     67900   SH         Sole                              67900
Healthspring                   COM              42224n101        949     40300   SH         Sole                              40300
Hercules Inc                   COM              427056106       1487     76100   SH         Sole                              76100
L-3 Communications Holdings    COM              502424104        595      6800   SH         Sole                               6800
Marriott Intl Inc New Cl A     CL A             571903202        406      8300   SH         Sole                               8300
Merck & Co Inc                 COM              589331107       4382     99200   SH         Sole                              99200
Midcap Spdr Tr Unit Ser 1      UNIT SER 1       595635103      10101     65350   SH         Sole                              65350
Morgan Stanley                 COM              617446448       3946     50100   SH         Sole                              50100
News Corp Cl B                 CL B             65248e203       1441     58900   SH         Sole                              58900
Powershares QQQ Tr Unit        DYNAMIC MKT PT   73935a104       1045     24000   SH         Sole                              24000
Prudential Financial Inc       COM              744320102        695      7700   SH         Sole                               7700
Rydex S&P 500 Equal Wghtd Indx S&P500 EQ TRD    78355W106       1927     39700   SH         Sole                              39700
Schering Plough Corp           COM              806605101        633     24800   SH         Sole                              24800
Stericycle Inc                 COM              858912108       5550     68100   SH         Sole                              68100
Sunrise Senior Living, Inc     COM              86768K106       2482     62800   SH         Sole                              62800
United Technologies            COM              913017109       6165     94841   SH         Sole                              94841
Utility SPDR                   SBI INT-UTILS    81369y886       1481     37300   SH         Sole                              37300
Waste Connections Inc          COM              941053100       4921    164350   SH         Sole                             164350
iShares Dividend Index Fund    DJ SEL DIV INX   464287168       2122     29700   SH         Sole                              29700
iShares MSCI EAFE              MSCI EAFE IDX    464287465      14345    188100   SH         Sole                             188100
iShares MSCI Emerging Mkts     MSCI EMERG  MKT  464287234       4578     39300   SH         Sole                              39300
iShares Russell 2000           RUSSELL 2000     464287655       3490     43900   SH         Sole                              43900
iShares S&P 100 Index Fd       S&P 100 IDX FD   464287101       1966     30200   SH         Sole                              30200
iShares Cohen & Steers Rlty    COHEN&ST RLTY    464287564        454      4400   SH         Sole                               4400
iShares US Real Estate         DJ US REAL EST   464287739        196      2300   SH         Sole                               2300
Barclays Bk PLC                DJAIG CMTDY 36   06738c778       5318    104650   SH         Sole                             104650
Streettracks Gold Trust        GOLD SHS         863307104       4017     61100   SH         Sole                              61100
REPORT SUMMARY                                     39 DATA RECORDS      119335     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED